INVESTMENTS IN EQUITY AND COST INVESTEES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017	Aug. 31, 2017	Oct. 31, 2016	Jul. 31, 2016 USD ($)
Schedule Of Equity And Cost Method Investments [Line Items]
Total	$ 53,389	$ 47,242
Beijing Hollycon Medicine Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment										$ 22,737
Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)									60.00%
Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)					20.00%	20.00%
Long-term investment, at cost, less impairment					$ 151	¥ 1,000
Beijing Hetaitong Technologies Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)			10.00%	10.00%
Long-term investment, at cost, less impairment			$ 75	¥ 500
Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	46.00%						46.00%
Ningbo Hollysys Intelligent Technologies Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%
Qingdao Lanjing Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	10.00%		10.00%	10.00%
Equity Method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)								25.00%
Long-term investment, at cost, less impairment	$ 41,894	37,125
Share of undistributed profits	11,450	10,074
Advance to investee company	45	43
Total	$ 53,389	$ 47,242
Equity Method Investments [Member] | China Techenergy Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 9,057	$ 8,847
Share of undistributed profits	3,642	2,503
Advance to investee company	45	43
Total	$ 12,744	$ 11,393
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 799	$ 781
Share of undistributed profits	4,757	4,262
Advance to investee company	0	0
Total	$ 5,556	$ 5,043
Equity Method Investments [Member] | Beijing IPE Biotechnology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	22.02%	22.02%
Long-term investment, at cost, less impairment	$ 1,489	$ 1,454
Share of undistributed profits	2,162	2,241
Advance to investee company	0	0
Total	$ 3,651	$ 3,695
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 453	$ 442
Share of undistributed profits	(453)	(442)
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 223	$ 210
Share of undistributed profits	(112)	(104)
Advance to investee company	0	0
Total	$ 111	$ 106
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 23,276	$ 22,737
Share of undistributed profits	3,091	1,773
Advance to investee company	0	0
Total	$ 26,367	$ 24,510
Equity Method Investments [Member] | Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	60.00%	60.00%
Long-term investment, at cost, less impairment	$ 2,717	$ 2,654
Share of undistributed profits	(1,445)	(159)
Advance to investee company	0	0
Total	$ 1,272	2,495
Equity Method Investments [Member] | Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%
Long-term investment, at cost, less impairment	$ 151
Share of undistributed profits	0
Advance to investee company	0
Total	$ 151
Equity Method Investments [Member] | Beijing Hollysys Digital Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	25.00%
Long-term investment, at cost, less impairment	$ 3,729
Share of undistributed profits	(192)
Advance to investee company	0
Total	3,537
Cost-method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	4,195	4,024
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 4,195	$ 4,024
Cost-method Investments [Member] | Shenhua Hollysys Information Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 2,393	$ 2,338
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 2,393	$ 2,338
Cost-method Investments [Member] | Heilongjiang Ruixing Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	$ 1,636	$ 1,598
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 1,636	$ 1,598
Cost-method Investments [Member] | Zhongjijing Investment Consulting Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	5.00%	5.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Cost-method Investments [Member] | Zhejiang Sanxin Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	$ 91	$ 88
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 91	$ 88
Cost-method Investments [Member] | Beijing Hetaitong Technologies Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	10.00%
Long-term investment, at cost, less impairment	$ 75
Share of undistributed profits	0
Advance to investee company	0
Total	$ 75